CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net earnings (loss) for the period	$ 210,975	$ (101,885)
Adjustments for:
Depletion, depreciation and amortization	264,798	125,492
Share-based payments	12,648	12,192
Income tax expense	184,051	75,431
Reversal of Impairment	(20,336)	0
Finance costs	26,229	28,060
Unrealized gain from marketable securities and silver futures derivatives	(9,493)	(119)
Other	(1,653)	(595)
Operating cash flows before non-cash working capital and taxes	667,219	138,576
Net change in non-cash working capital items	(62,643)	29,233
Income taxes paid	(78,566)	(15,839)
Cash generated in operating activities	526,010	151,970
Investing Activities
Expenditures on mining interests	(148,561)	(95,097)
Acquisition of property, plant and equipment	(62,096)	(20,024)
Deposits paid for acquisition of non-current assets	(804)	142
Gatos Silver Inc. cash acquired, net of cash consideration paid	159,560	0
Acquisition of Springpole Silver Stream	(5,000)	0
Other	28,725	819
Cash used in investing activities	(28,176)	(114,160)
Financing Activities
Proceeds from prospectus offering, net of share issue costs	0	93,899
Proceeds from 2025 convertible debentures, net of issuance costs	340,485	0
Payment for redemption of 2021 convertible debentures	(214,731)	0
Proceeds from exercise of stock options	48,752	116
Repayment of lease liabilities	(18,149)	(17,271)
Dividends and distributions paid to non-controlling interests	(41,188)	0
Finance costs paid	(8,021)	(8,766)
Repayment of debt facilities	0	(20,000)
Dividends declared and paid	(9,840)	(5,297)
Shares repurchased	(8,695)	(271)
Cash provided by financing activities	88,613	42,410
Effect of exchange rate on cash and cash equivalents held in foreign currencies	4,808	(3,621)
Increase in cash and cash equivalents	586,447	80,220
Cash and cash equivalents, beginning of the period	202,180	125,581
Cash and cash equivalents, end of period	$ 793,435	$ 202,180